UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQUARE OPPORTUNISTIC INCOME FUND
(Exact name of registrant as specified in charter)

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Address of principal executive offices) (Zip code)

Scott Betz

Chief Compliance Officer

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, KS 66205
(Name and address of agent for service)

(816) 994-3200

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund
(PSOIX)

SEMI-ANNUAL REPORT
JANUARY 31, 2021

Palmer Square Opportunistic Income Fund

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes of Net Assets	24
Financial Highlights	25
Notes to Financial Statements	26
Supplemental Information	41
Expense Example	43

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS — 13.5%
$498,714	Abe Investment Holdings, Inc. 4.625% (3-Month USD Libor+450 basis points), 2/19/2026[1,2,3]	$498,180
250,000	Alphabet Holding Co., Inc. 7.897% (3-Month USD Libor+775 basis points), 8/15/2025[1,2,3]	250,625
258,050	Alterra Mountain Co. 5.500% (1-Month USD Libor+450 basis points), 8/1/2026[1,2,3]	260,147
288,761	American Consolidated Natural Resources, Inc. 17.000% (1-Month USD Libor+1,300 basis points), 9/16/2025[1,3]	284,429
498,696	American Rock Salt Co. LLC 4.500% (3-Month USD Libor+350 basis points), 3/21/2025[1,2,3]	500,880
498,722	Amynta Agency Borrower, Inc. 4.621% (3-Month USD Libor+450 basis points), 2/28/2025[1,2,3]	495,216
600,000	Arches Buyer, Inc. 4.500% (1-Month USD Libor+400 basis points), 12/6/2027[1,2,3]	603,642
	Aruba Investments Holdings, LLC
250,000	4.750% (1-Month USD Libor+400 basis points), 11/24/2027[1,2,3]	251,720
400,000	8.500% (1-Month USD Libor+775 basis points), 11/24/2028[1,2,3]	405,000
500,000	Avaya, Inc. 4.377% (1-Month USD Libor+425 basis points), 12/15/2027[1,2,3]	500,625
498,705	Aveanna Healthcare LLC 5.250% (3-Month USD Libor+425 basis points), 3/16/2024[1,2,3]	492,005
248,077	Bass Pro Group LLC 5.750% (3-Month USD Libor+500 basis points), 9/25/2024[1,2,3]	248,918
685,787	BCP Raptor LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2024[1,2,3]	634,497
300,000	Canada Goose, Inc. 5.000% (1-Month USD Libor+425 basis points), 10/7/2027[1,2,3,4]	303,094
300,000	CCI Buyer, Inc. 4.750% (1-Month USD Libor+400 basis points), 12/17/2027[1,2,3]	302,475
	CCS-CMGC Holdings, Inc.
269,500	5.621% (3-Month USD Libor+550 basis points), 10/1/2025[1,2,3]	268,152
150,000	9.121% (3-Month USD Libor+900 basis points), 10/1/2026[1,2,3]	142,500
646,658	Core & Main LP 3.750% (3-Month USD Libor+300 basis points), 8/1/2024[1,2,3]	647,547
648,338	Cornerstone Building Brands, Inc. 3.876% (3-Month USD Libor+375 basis points), 4/12/2025[1,2,3]	651,336
200,142	Covia Holdings Corp. 5.500% (1-Month USD Libor+400 basis points), 7/31/2026[1,3]	193,888
297,000	CTOS LLC 4.371% (1-Month USD Libor+425 basis points), 4/18/2025[1,2,3]	297,371
496,250	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[1,2,3]	496,002

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$94,747	Ditech Holding Corp. 8.499% (3-Month USD Libor+600 basis points), 6/30/2022[1,3]	$30,674
482,872	Dynasty Acquisition Co., Inc. 3.754% (1-Month USD Libor+350 basis points), 4/8/2026[1,2,3]	465,248
750,000	ECI Macola/Max Holding LLC 4.500% (1-Month USD Libor+375 basis points), 11/9/2027[1,2,3]	754,687
350,000	Flexential Intermediate Corp. 7.482% (3-Month USD Libor+725 basis points), 8/1/2025[1,2,3]	244,344
509,968	Forterra Finance LLC 4.000% (3-Month USD Libor+300 basis points), 10/25/2023[1,2,3]	512,163
500,000	Gems Menasa Cayman Ltd. 7.110% (1-Month USD Libor+500 basis points), 8/1/2026[1,2,3,4,5,6]	498,750
400,000	Grab Holdings, Inc. 5.500% (1-Month USD Libor+450 basis points), 1/20/2026[1,2,3,4,5,6]	400,500
595,374	Idera, Inc. 5.000% (3-Month USD Libor+450 basis points), 6/29/2024[1,2,3]	597,113
685,787	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[1,2,3]	677,499
248,721	IRB Holding Corp. 3.750% (1-Month USD Libor+275 basis points), 2/5/2025[1,2,3]	248,721
359,172	Isagenix International LLC 6.750% (3-Month USD Libor+575 basis points), 6/14/2025[1,2,3]	201,136
650,000	Ivanti Software, Inc. 5.750% (1-Month USD Libor+475 basis points), 12/1/2027[1,2,3]	656,500
592,394	Janus International Group LLC 4.750% (1-Month USD Libor+375 basis points), 2/15/2025[1,2,3]	594,986
270,151	Kestrel Acquisition LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2025[1,2,3]	244,824
748,067	Kloeckner Pentaplast of America, Inc. 5.250% (3-Month USD Libor+425 basis points), 6/30/2022[1,2,3]	748,849
	LBM Acquisition LLC
163,636	4.500% (1-Month USD Libor+375 basis points), 12/17/2027[1,2,3]	164,189
36,364	4.500% (1-Month USD Libor+375 basis points), 12/17/2027[1,2,3,5,6]	36,486
500,000	Life Time, Inc. 5.750% (1-Month USD Libor+475 basis points), 12/22/2024[1,2,3,5,6]	494,615
	Lightstone Holdco LLC
473,305	3.962% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3]	432,482
26,695	3.962% (3-Month USD Libor+375 basis points), 1/30/2024[1,2,3]	24,393
506,057	Limetree Bay Terminals LLC 4.121% (3-Month USD Libor+400 basis points), 2/15/2024[1,2,3,4]	475,481
600,000	LogMeIn, Inc. 4.881% (1-Month USD Libor+475 basis points), 8/31/2027[1,2,3]	598,374

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$249,354	Mauser Packaging Solutions Holding Co. 3.381% (3-Month USD Libor+325 basis points), 4/3/2024[1,2,3]	$245,302
447,109	McAfee LLC 3.871% (3-Month USD Libor+375 basis points), 9/29/2024[1,2,3]	449,123
638,625	Minotaur Acquisition, Inc. 5.121% (3-Month USD Libor+500 basis points), 3/29/2026[1,2,3]	637,827
519,903	MMM Holdings LLC 6.750% (1-Month USD Libor+575 basis points), 12/26/2026[1,2,3,4]	520,716
498,734	MoneyGram International, Inc. 6.862% (3-Month USD Libor+600 basis points), 6/30/2023[1,2,3,5,6]	499,305
398,344	NeuStar, Inc. 9.000% (3-Month USD Libor+800 basis points), 8/8/2025[1,2,3]	362,286
495,000	Option Care Health, Inc. 3.871% (1-Month USD Libor+450 basis points), 8/6/2026[1,2,3]	497,089
380,852	Petco Animal Supplies, Inc. 4.250% (3-Month USD Libor+325 basis points), 1/26/2023[1,2,3]	380,961
250,000	Pluto Acquisition I, Inc. 5.500% (1-Month USD Libor+500 basis points), 6/20/2026[1,2,3]	251,250
850,000	PowerTeam Services LLC 8.250% (3-Month USD Libor+725 basis points), 3/6/2026[1,2,3]	819,187
100,000	Prairie ECI Acquiror LP 4.000% (3-Month USD Libor+475 basis points), 3/11/2026[1,2,3]	98,696
325,000	Quest Software U.S. Holdings, Inc. 8.462% (3-Month USD Libor+825 basis points), 5/18/2026[1,2,3]	325,408
400,000	Renaissance Holdings Corp. 7.147% (3-Month USD Libor+700 basis points), 5/29/2026[1,2,3]	400,626
398,990	Rohm Holding GmbH 5.228% (1-Month USD Libor+500 basis points), 7/31/2026[1,2,3,4]	392,756
579,017	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[1,2,3]	580,948
293,525	Samsonite IP Holdings Sarl 5.500% (1-Month USD Libor+450 basis points), 4/25/2025[1,2,3,4]	296,460
498,718	Scientific Games International, Inc. 2.897% (1-Month USD Libor+275 basis points), 8/14/2024[1,2,3]	491,160
345,501	Serta Simmons Bedding LLC 3.500% (3-Month USD Libor+350 basis points), 11/8/2023[1,2,3]	208,125
498,728	Severin Acquisition LLC 3.377% (1-Month USD Libor+325 basis points), 8/1/2025[1,2,3]	496,608
455,882	SK Invictus Intermediate II Sarl 6.897% (3-Month USD Libor+675 basis points), 3/28/2026[1,2,3,4]	447,335
195,000	SkyMiles IP Ltd. 4.750% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,3,4]	204,787
259,609	Standard Aero Ltd. 3.754% (1-Month USD Libor+350 basis points), 4/8/2026[1,2,3,4]	250,133

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$249,373	Surf Holdings LLC 3.726% (1-Month USD Libor+350 basis points), 3/5/2027[1,2,3]	$249,529
446,625	Surgery Center Holdings, Inc. 9.000% (1-Month USD Libor+800 basis points), 8/31/2024[1,2,3]	459,606
448,834	Team Health Holdings, Inc. 3.750% (3-Month USD Libor+275 basis points), 2/6/2024[1,2,3]	420,596
396,899	TecoStar Holdings, Inc. 4.250% (3-Month USD Libor+325 basis points), 5/1/2024[1,2,3]	396,403
500,000	U.S. Radiology Specialists, Inc. 6.250% (1-Month USD Libor+550 basis points), 12/15/2027[1,2,3]	504,375
391,521	U.S. Silica Co. 5.000% (3-Month USD Libor+400 basis points), 5/1/2025[1,3]	362,281
888,750	WaterBridge Midstream Operating LLC 6.750% (3-Month USD Libor+575 basis points), 6/21/2026[1,2,3]	774,790
250,000	Zaxby’s Operating Co. LP 4.500% (1-Month USD Libor+375 basis points), 12/28/2027[1,2,3]	252,305
	TOTAL BANK LOANS
	(Cost $29,836,524)	30,106,236
	BONDS — 81.2%
	ASSET-BACKED SECURITIES — 68.5%
1,000,000	AIMCO CLO Ltd. Series 2019-10A, Class E, 6.772% (3-Month USD Libor+655 basis points), 7/22/2032[2,3,7]	1,000,451
	AIMCO CLO Series
1,000,000	Series 2015-AA, Class DR, 2.691% (3-Month USD Libor+245 basis points), 1/15/2028[2,3,7]	992,222
750,000	Series 2015-AA, Class FR, 7.241% (3-Month USD Libor+700 basis points), 1/15/2028[2,3,7]	750,430
1,000,000	Anchorage Credit Funding Ltd. Series 2018-5A, Class DR, 5.500%, 4/25/2036[2,7]	1,005,182
	Annisa CLO Ltd.
1,000,000	Series 2016-2A, Class DR, 3.224% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,7]	994,878
2,000,000	Series 2016-2A, Class ER, 6.224% (3-Month USD Libor+600 basis points), 7/20/2031[2,3,7]	1,949,679
	Apidos CLO
1,500,000	Series 2015-21A, Class DR, 5.423% (3-Month USD Libor+520 basis points), 7/18/2027[2,3,7]	1,406,047
750,000	Series 2017-26A, Class C, 3.923% (3-Month USD Libor+370 basis points), 7/18/2029[2,3,7]	747,452
650,000	Series 2016-24A, Class DR, 6.024% (3-Month USD Libor+580 basis points), 10/20/2030[2,3,7]	616,825

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$900,000	Series 2016-24A, Class ER, 8.079% (3-Month USD Libor+785.5 basis points), 10/20/2030[2,3,7]	$791,910
1,000,000	Series 2018-18A, Class E, 5.922% (3-Month USD Libor+570 basis points), 10/22/2030[2,3,7]	942,957
925,000	Series 2017-28A, Class D, 5.724% (3-Month USD Libor+550 basis points), 1/20/2031[2,3,7]	863,218
2,000,000	Series 2013-12A, Class DR, 2.841% (3-Month USD Libor+260 basis points), 4/15/2031[2,3,7]	1,910,252
1,750,000	Series 2013-12A, Class ER, 5.641% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,7]	1,624,214
1,000,000	Series 2019-31A, Class E, 6.991% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,001,004
1,000,000	Series 2015-22A, Class CR, 3.174% (3-Month USD Libor+295 basis points), 4/20/2031[2,3,7]	979,554
400,000	Series 2013-15A, Class ERR, 5.924% (3-Month USD Libor+570 basis points), 4/20/2031[2,3,7]	376,299
1,000,000	Series 2015-22A, Class DR, 6.974% (3-Month USD Libor+675 basis points), 4/20/2031[2,3,7]	1,000,896
1,250,000	Series 2015-22A, Class ER, 8.874% (3-Month USD Libor+865 basis points), 4/20/2031[2,3,7]	1,210,660
1,000,000	Series XXXA, Class D, 5.823% (3-Month USD Libor+560 basis points), 10/18/2031[2,3,7]	941,843
1,166,667	Atrium Series 15A, Class D, 3.218% (3-Month USD Libor+300 basis points), 1/23/2031[2,3,7]	1,156,782
500,000	Ballyrock CLO Ltd. Series 2019-1A, Class D, 7.041% (3-Month USD Libor+680 basis points), 7/15/2032[2,3,7]	502,804
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 4.022% (3-Month USD Libor+380 basis points), 10/22/2032[2,3,7]	751,567
1,000,000	Series 2019-2A, Class E, 7.172% (3-Month USD Libor+695 basis points), 10/22/2032[2,3,7]	1,018,600
	Barings CLO Ltd.
1,000,000	Series 2013-IA, Class DR, 2.774% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,7]	986,965
1,500,000	Series 2017-1A, Class D, 3.823% (3-Month USD Libor+360 basis points), 7/18/2029[2,3,7]	1,500,925
1,750,000	Series 2017-1A, Class E, 6.223% (3-Month USD Libor+600 basis points), 7/18/2029[2,3,7]	1,730,359
750,000	Series 2017-1A, Class F, 7.673% (3-Month USD Libor+745 basis points), 7/18/2029[2,3,7]	690,094

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 2019-1A, Class E, 6.921% (3-Month USD Libor+668 basis points), 4/15/2031[2,3,7]	$994,248
500,000	Series 2019-3A, Class E, 7.004% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,7]	499,651
	Barings Euro CLO
750,000	Series 2020-1A, Class E, 6.900% (3-Month EUR Libor+690 basis points), 4/21/2033[2,3,7]	905,643
1,000,000	Series 2020-1X, Class F, 7.980% (3-Month EUR Libor+798 basis points), 4/21/2033[2,3]	1,190,510
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR, 3.668% (3-Month USD Libor+345 basis points), 1/24/2029[2,3,7]	500,218
	Benefit Street Partners CLO Ltd.
1,250,000	Series 2014-IVA, Class CRR, 4.024% (3-Month USD Libor+380 basis points), 1/20/2029[2,3,7]	1,249,985
805,000	Series 2013-IIA, Class CR, 3.941% (3-Month USD Libor+370 basis points), 7/15/2029[2,3,7]	773,357
750,000	Series 2018-5BA, Class C, 3.154% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,7]	717,685
1,250,000	Series 2018-14A, Class E, 5.574% (3-Month USD Libor+535 basis points), 4/20/2031[2,3,7]	1,167,148
1,000,000	Series 2018-5BA, Class D, 6.174% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,7]	968,334
1,000,000	Series 2019-17A, Class E, 6.841% (3-Month USD Libor+660 basis points), 7/15/2032[2,3,7]	1,006,229
1,000,000	Canyon CLO Ltd. Series 2020-1A, Class E, 5.224% (3-Month USD Libor+500 basis points), 7/15/2028[2,3,7]	1,010,289
500,000	Carbone CLO Ltd. Series 2017-1A, Class D, 6.123% (3-Month USD Libor+590 basis points), 1/20/2031[2,3,7]	493,541
850,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class CR, 2.463% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,7]	825,221
1,303,000	Carlyle U.S. CLO Ltd. Series 2019-3A, Class D, 7.254% (3-Month USD Libor+703 basis points), 10/20/2032[2,3,7]	1,302,910
1,250,000	Catamaran CLO Ltd. Series 2013-1A, Class DR, 3.013% (3-Month USD Libor+280 basis points), 1/27/2028[2,3,7]	1,204,482
1,250,000	Cedar Funding CLO Ltd. Series 2016-6A, Class DR, 3.224% (3-Month USD Libor+300 basis points), 10/20/2028[2,3,7]	1,224,989

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Series 2020-12A, Class E, 6.240% (3-Month USD Libor+600 basis points), 10/25/2032[2,3,7]	$1,500,750
750,000	Chenango Park CLO Ltd. Series 2018-1A, Class D, 6.041% (3-Month USD Libor+580 basis points), 4/15/2030[2,3,7]	726,609
1,000,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[2,3]	1,220,069
	CIFC Funding Ltd.
750,000	Series 2015-3A, Class DR, 2.723% (3-Month USD Libor+250 basis points), 4/19/2029[2,3,7]	728,086
750,000	Series 2018-1A, Class D, 2.873% (3-Month USD Libor+265 basis points), 4/18/2031[2,3,7]	737,544
500,000	Series 2018-3A, Class E, 5.723% (3-Month USD Libor+550 basis points), 7/18/2031[2,3,7]	476,522
750,000	Series 2019-5A, Class D, 7.081% (3-Month USD Libor+684 basis points), 10/15/2032[2,3,7]	755,962
250,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 5.623% (3-Month USD Libor+540 basis points), 4/17/2030[2,3,7]	237,605
2,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 5.874% (3-Month USD Libor+565 basis points), 7/20/2028[2,3,7]	2,448,957
800,000	CVC Cordatus Loan Fund Series 12X, Class D, 3.200% (3-Month EUR Libor+320 basis points), 1/23/2032[2,3]	973,301
	Dryden CLO Ltd.
640,000	Series 2018-64A, Class F, 7.373% (3-Month USD Libor+715 basis points), 4/18/2031[2,3,7]	571,252
995,000	Series 2018-57A, Class D, 2.771% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,7]	950,968
330,000	Series 2018-57A, Class E, 5.421% (3-Month USD Libor+520 basis points), 5/15/2031[2,3,7]	308,222
550,000	Series 2020-77A, Class D1, 5.364% (3-Month USD Libor+514 basis points), 5/20/2031[2,3,7]	553,343
1,000,000	Series 2018-70A, Class E, 6.273% (3-Month USD Libor+605 basis points), 1/16/2032[2,3,7]	988,187
250,000	Series 2019-72A, Class E, 7.021% (3-Month USD Libor+680 basis points), 5/15/2032[2,3,7]	250,624
500,000	Series 2020-78A, Class D, 3.223% (3-Month USD Libor+300 basis points), 4/17/2033[2,3,7]	488,999

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Dryden Senior Loan Fund
$1,750,000	Series 2012-25A, Class DRR, 3.241% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,7]	$1,723,081
800,000	Series 2017-54A, Class E, 6.423% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,7]	779,397
1,125,000	Series 2015-38A, Class ER, 5.841% (3-Month USD Libor+560 basis points), 7/15/2030[2,3,7]	1,056,696
500,000	Series 2016-45A, Class DR, 3.391% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	500,545
900,000	Series 2016-45A, Class ER, 6.091% (3-Month USD Libor+585 basis points), 10/15/2030[2,3,7]	873,041
1,500,000	Series 2015-41A, Class ER, 5.541% (3-Month USD Libor+530 basis points), 4/15/2031[2,3,7]	1,384,655
	Eaton Vance CLO Ltd.
609,494	Series 2013-1A, Class DRR, 7.341% (3-Month USD Libor+710 basis points), 1/15/2028[2,3,7]	609,462
1,075,000	Series 2015-1A, Class DR, 2.724% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,7]	1,047,538
850,000	Series 2015-1A, Class ER, 5.824% (3-Month USD Libor+560 basis points), 1/20/2030[2,3,7]	816,944
750,000	Series 2014-1RA, Class D, 3.291% (3-Month USD Libor+305 basis points), 7/15/2030[2,3,7]	740,440
500,000	Series 2014-1RA, Class E, 5.941% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,7]	475,295
750,000	Series 2018-1A, Class D, 3.441% (3-Month USD Libor+320 basis points), 10/15/2030[2,3,7]	748,389
1,250,000	Series 2019-1A, Class E, 6.991% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,252,610
500,000	Series 2020-2A, Class D, 4.290% (3-Month USD Libor+410 basis points), 10/15/2032[2,3,7]	503,979
1,000,000	Series 2020-2A, Class E, 7.510% (3-Month USD Libor+732 basis points), 10/15/2032[2,3,7]	1,003,009
1,500,000	Series 2013-1A, Class D3R, 6.995% (3-Month USD Libor+680 basis points), 1/15/2034[2,3,7]	1,500,000
	Flatiron CLO Ltd.
1,500,000	Series 2015-1A, Class E, 4.941% (3-Month USD Libor+470 basis points), 4/15/2027[2,3,7]	1,490,750
1,500,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[2,7,8]	1,125,405
1,000,000	Series 2020-1A, Class D, 4.038% (3-Month USD Libor+379 basis points), 11/20/2033[2,3,7]	1,008,741
1,750,000	Series 2020-1A, Class E, 8.098% (3-Month USD Libor+785 basis points), 11/20/2033[2,3,7]	1,771,776

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Galaxy CLO Ltd. Series 2017-24A, Class E, 5.741% (3-Month USD Libor+550 basis points), 1/15/2031[2,3,7]	$476,671
1,500,000	Goldentree Loan Opportunities Ltd. Series 2016-12A, Class ER, 5.624% (3-Month USD Libor+540 basis points), 7/21/2030[2,3,7]	1,408,147
1,701,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class ER2, 5.872% (3-Month USD Libor+566 basis points), 10/29/2029[2,3,7]	1,624,649
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 5.520% (3-Month EUR Libor+552 basis points), 11/21/2031[2,3]	1,195,388
	Highbridge Loan Management Ltd.
1,850,000	Series 7A-2015, Class DR, 2.621% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,7]	1,789,809
850,000	Series 3A-2014, Class CR, 3.823% (3-Month USD Libor+360 basis points), 7/18/2029[2,3,7]	828,146
500,000	Series 5A-2015, Class DRR, 3.391% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	479,956
800,000	Series 5A-2015, Class ERR, 6.241% (3-Month USD Libor+600 basis points), 10/15/2030[2,3,7]	743,861
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 5.724% (3-Month USD Libor+550 basis points), 7/20/2030[2,3,7]	458,290
1,375,000	Series 15A-19, Class E, 6.822% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,7]	1,370,877
550,000	Limerock CLO LLC Series 2014-3A, Class D, 5.374% (3-Month USD Libor+515 basis points), 10/20/2026[2,3,7]	510,341
	Madison Park Funding Ltd.
500,000	Series 2015-16A, Class C, 3.924% (3-Month USD Libor+370 basis points), 4/20/2026[2,3,7]	499,720
1,250,000	Series 2015-19A, Class CR, 2.372% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,7]	1,216,447
1,460,000	Series 2015-19A, Class DR, 4.572% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,7]	1,393,031
250,000	Series 2018-27A, Class C, 2.824% (3-Month USD Libor+260 basis points), 4/20/2030[2,3,7]	243,335
1,500,000	Magnetite Ltd. Series 2015-16A, Class DR, 2.373% (3-Month USD Libor+215 basis points), 1/18/2028[2,3,7]	1,488,132

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2015-16A, Class ER, 5.223% (3-Month USD Libor+500 basis points), 1/18/2028[2,3,7]	$490,879
1,000,000	Series 2019-22A, Class E, 6.991% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,004,450
1,000,000	Series 2016-17A, Class DR, 3.124% (3-Month USD Libor+290 basis points), 7/20/2031[2,3,7]	994,347
250,000	Series 2015-12A, Class DR, 3.241% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	249,818
1,500,000	Series 2015-14RA, Class F, 8.153% (3-Month USD Libor+793 basis points), 10/18/2031[2,3,7]	1,429,967
750,000	Series 2020-28A, Class E, 7.297% (3-Month USD Libor+708 basis points), 10/25/2031[2,3,7]	750,120
1,075,000	Series 2019-24A, Class E, 7.191% (3-Month USD Libor+695 basis points), 1/15/2033[2,3,7]	1,078,728
1,500,000	Mountain View CLO LLC Series 2016-1A, Class DR, 3.934% (3-Month USD Libor+370 basis points), 4/14/2033[2,3,7]	1,442,872
1,000,000	Mountain View CLO Ltd. Series 2015-10A, Class E, 5.075% (3-Month USD Libor+485 basis points), 10/13/2027[2,3,7]	877,789
	Neuberger Berman CLO Ltd.
1,250,000	Series 2015-19A, Class DR2, 5.791% (3-Month USD Libor+555 basis points), 7/15/2027[2,3,7]	1,222,361
1,500,000	Series 2017-16SA, Class D, 2.741% (3-Month USD Libor+250 basis points), 1/15/2028[2,3,7]	1,473,378
1,050,000	Series 2015-20A, Class FR, 7.691% (3-Month USD Libor+745 basis points), 1/15/2028[2,3,7]	1,036,160
325,000	Series 2016-22A, Class DR, 3.323% (3-Month USD Libor+310 basis points), 10/17/2030[2,3,7]	322,372
1,000,000	Series 2016-22A, Class ER, 6.283% (3-Month USD Libor+606 basis points), 10/17/2030[2,3,7]	977,862
350,000	Series 2014-18A, Class CR2, 3.224% (3-Month USD Libor+300 basis points), 10/21/2030[2,3,7]	348,282
	Neuberger Berman Loan Advisers CLO Ltd.
916,000	Series 2018-27A, Class E, 5.441% (3-Month USD Libor+520 basis points), 1/15/2030[2,3,7]	865,480
1,000,000	Series 2017-24A, Class E, 6.243% (3-Month USD Libor+602 basis points), 4/19/2030[2,3,7]	998,173
1,000,000	Series 2017-26A, Class E, 6.123% (3-Month USD Libor+590 basis points), 10/18/2030[2,3,7]	983,034
1,250,000	Series 2018-30A, Class E, 6.974% (3-Month USD Libor+675 basis points), 1/20/2031[2,3,7]	1,253,211

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$750,000	Series 2019-31A, Class E, 6.974% (3-Month USD Libor+675 basis points), 4/20/2031[2,3,7]	$752,006
1,000,000	Series 2020-37A, Class E, 7.274% (3-Month USD Libor+705 basis points), 7/20/2031[2,3,7]	1,006,115
1,250,000	Series 2018-29A, Class E, 5.823% (3-Month USD Libor+560 basis points), 10/19/2031[2,3,7]	1,193,956
1,500,000	Series 2019-32A, Class E, 6.923% (3-Month USD Libor+670 basis points), 1/19/2032[2,3,7]	1,504,092
500,000	Series 2020-38A, Class D, 3.974% (3-Month USD Libor+375 basis points), 10/20/2032[2,3,7]	501,300
1,550,000	Series 2020-38A, Class E, 7.724% (3-Month USD Libor+750 basis points), 10/20/2032[2,3,7]	1,563,570
528,045	Series 2019-35A, Class D, 3.923% (3-Month USD Libor+370 basis points), 1/19/2033[2,3,7]	530,463
1,000,000	Newark BSL CLO Ltd. Series 2016-1A, Class CR, 3.213% (3-Month USD Libor+300 basis points), 12/21/2029[2,3,7]	1,001,026
500,000	OCP CLO Ltd. Series 2019-17A, Class E, 6.884% (3-Month USD Libor+666 basis points), 7/20/2032[2,3,7]	503,755
	Octagon Investment Partners Ltd.
575,000	Series 2015-1A, Class DR, 2.791% (3-Month USD Libor+255 basis points), 7/15/2027[2,3,7]	566,946
500,000	Series 2017-1A, Class E, 6.524% (3-Month USD Libor+630 basis points), 7/20/2030[2,3,7]	500,870
500,000	Series 2020-2A, Class D, 4.841% (3-Month USD Libor+460 basis points), 7/15/2033[2,3,7]	502,863
1,000,000	OHA Credit Funding Ltd. Series 2019-2A, Class E, 5.724% (3-Month USD Libor+550 basis points), 4/21/2031[2,3,7]	952,280
1,000,000	Recette CLO Ltd. Series 2015-1X, Class SUB, 0.000%, 10/20/2027[2,8]	465,892
	Regatta Funding Ltd.
1,000,000	Series 2018-4A, Class D, 6.718% (3-Month USD Libor+650 basis points), 10/25/2031[2,3,7]	983,750
500,000	Series 2019-1A, Class E, 7.091% (3-Month USD Libor+685 basis points), 10/15/2032[2,3,7]	504,879
500,000	Series 2019-2A, Class D, 4.141% (3-Month USD Libor+390 basis points), 1/15/2033[2,3,7]	502,339
650,000	Riserva CLO Ltd. Series 2016-3A, Class DR, 3.673% (3-Month USD Libor+345 basis points), 10/18/2028[2,3,7]	651,822

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$800,000	Series 2016-3A, Class ER, 6.573% (3-Month USD Libor+635 basis points), 10/18/2028[2,3,7]	$804,557
1,500,000	Rockford Tower CLO Ltd. Series 2020-1A, Class E, 7.145% (3-Month USD Libor+690 basis points), 1/20/2032[2,3,7]	1,499,863
	TCI-Flatiron CLO Ltd.
750,000	Series 2017-1A, Class D, 2.972% (3-Month USD Libor+275 basis points), 11/18/2030[2,3,7]	734,249
1,000,000	Series 2016-1A, Class DR2, 3.836% (3-Month USD Libor+360 basis points), 1/17/2032[2,3,7]	1,002,821
1,500,000	Series 2016-1A, Class ER2, 7.236% (3-Month USD Libor+700 basis points), 1/17/2032[2,3,7]	1,506,575
1,000,000	Series 2018-1A, Class E, 6.812% (3-Month USD Libor+660 basis points), 1/29/2032[2,3,7]	997,752
1,000,000	TCI-Symphony CLO Ltd. Series 2016-1A, Class DR, 3.225% (3-Month USD Libor+300 basis points), 10/13/2029[2,3,7]	994,532
700,000	Thayer Park CLO Ltd. Series 2017-1A, Class D, 6.324% (3-Month USD Libor+610 basis points), 4/20/2029[2,3,7]	697,715
	TICP CLO Ltd.
688,000	Series 2016-5A, Class ER, 5.973% (3-Month USD Libor+575 basis points), 7/17/2031[2,3,7]	660,985
500,000	Series 2019-13A, Class E, 6.991% (3-Month USD Libor+675 basis points), 7/15/2032[2,3,7]	505,029
500,000	Treman Park CLO Ltd. Series 2015-1A, Class DRR, 2.874% (3-Month USD Libor+265 basis points), 10/20/2028[2,3,7]	495,147
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 3.124% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,7]	979,097
	Voya CLO Ltd.
750,000	Series 2014-3A, Class CR, 2.868% (3-Month USD Libor+265 basis points), 7/25/2026[2,3,7]	747,752
750,000	Series 2015-1A, Class CR, 2.573% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,7]	714,157
500,000	Series 2013-1A, Class CR, 3.191% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,7]	475,228
880,000	Series 2016-1A, Class DR, 5.474% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,7]	814,279
1,000,000	Series 2018-1A, Class D, 5.423% (3-Month USD Libor+520 basis points), 4/19/2031[2,3,7]	920,520

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2018-2A, Class E, 5.491% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,7]	$468,785
1,000,000	Series 2020-2A, Class E, 8.073% (3-Month USD Libor+785 basis points), 7/19/2031[2,3,7]	1,001,728
1,000,000	Series 2018-3A, Class D, 3.241% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	988,670
1,375,000	Series 2018-4A, Class E, 6.541% (3-Month USD Libor+630 basis points), 1/15/2032[2,3,7]	1,368,125
1,500,000	Voya Euro CLO Series 2X, Class E, 5.900% (3-Month EUR Libor+590 basis points), 7/15/2032[2,3]	1,805,059
500,000	Westcott Park CLO Ltd. Series 2016-1A, Class ER, 6.624% (3-Month USD Libor+640 basis points), 7/20/2028[2,3,7]	501,339
	York CLO Ltd.
1,000,000	Series 2016-1A, Class ER, 6.624% (3-Month USD Libor+640 basis points), 10/20/2029[2,3,7]	988,496
1,750,000	Series 2018-1A, Class D, 3.572% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,7]	1,752,554
250,000	Series 2019-1A, Class D, 4.222% (3-Month USD Libor+400 basis points), 7/22/2032[2,3,7]	251,420
1,250,000	Series 2019-2A, Class D, 4.022% (3-Month USD Libor+380 basis points), 1/22/2033[2,3,7]	1,254,570
	TOTAL ASSET-BACKED SECURITIES
	(Cost $144,028,862)	152,452,273
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
2,000,000	AIMCO CLO Series Series 2015-AA, Class ER, 5.441% (3-Month USD Libor+520 basis points), 1/15/2028[2,3,7]	2,004,995
1,437,000	Benefit Street Partners CLO Ltd. Series 2015-VIA, Class CR, 3.673% (3-Month USD Libor+345 basis points), 10/18/2029[2,3,7]	1,418,473
1,875,000	CSMC Series 2017-TIME, Class B, 3.653%, 11/13/2039[7,8]	1,559,966
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.268%, 5/10/2044[2,7,8]	190,272
650,000	GS Mortgage Securities Corp. II Series 2012-TMSQ, Class C, 3.458%, 12/10/2030[2,7,8]	607,504
800,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-25A, Class D, 3.473% (3-Month USD Libor+325 basis points), 10/18/2029[2,3,7]	801,076

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$750,000	Sixth Street CLO Ltd. Series 2021-17A, Class E, 0.000% (3-Month USD Libor+620 basis points), 1/20/2034[2,3,7]	$750,000
525,000	U.S. USDC Series 2018-USDC, Class D, 4.493%, 5/13/2038[7,8]	497,077
1,228,750	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[7]	1,235,843
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[2,7,8]	401,442
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $9,302,349)	9,466,648
	CORPORATE — 8.5%
	BASIC MATERIALS — 0.4%
550,000	Neon Holdings, Inc. 10.125%, 4/1/2026[2,7]	603,625
220,000	OCI N.V. 4.625%, 10/15/2025[2,4,7]	228,074
		831,699
	COMMUNICATIONS — 1.5%
	Arches Buyer, Inc.
115,000	4.250%, 6/1/2028[2,7]	115,072
115,000	6.125%, 12/1/2028[2,7]	118,091
355,000	Cablevision Lightpath LLC 5.625%, 9/15/2028[2,7]	364,541
185,000	Endurance Acquisition Merger Sub 6.000%, 2/15/2029[2,7]	182,225
650,000	Scripps Escrow, Inc. 5.875%, 7/15/2027[2,7]	678,242
450,526	Summer BC Holdco A Sarl 9.250%, 10/31/2027[2]	583,661
	ViaSat, Inc.
750,000	5.625%, 9/15/2025[2,7]	768,037
165,000	6.500%, 7/15/2028[2,7]	178,455
277,000	Virgin Media Secured Finance PLC 5.500%, 5/15/2029[2,4,7]	297,692
		3,286,016
	CONSUMER, CYCLICAL — 1.9%
300,000	American Axle & Manufacturing, Inc. 6.500%, 4/1/2027[2]	314,190

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$544,000	At Home Holding, Inc. 8.750%, 9/1/2025[2,7]	$596,700
290,000	Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.750%, 10/20/2028[4,7]	321,538
150,000	Ford Motor Co. 9.625%, 4/22/2030[2]	212,819
135,000	H&E Equipment Services, Inc. 3.875%, 12/15/2028[2,7]	134,514
255,000	International Game Technology PLC 5.250%, 1/15/2029[2,4,7]	272,622
250,000	L Brands, Inc. 5.250%, 2/1/2028	264,544
370,000	Life Time, Inc. 5.750%, 1/15/2026[2,7]	374,440
650,000	Lions Gate Capital Holdings LLC 6.375%, 2/1/2024[2,7]	666,250
95,000	Park River Holdings, Inc. 5.625%, 2/1/2029[2,7]	94,584
395,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[2,7]	407,837
85,000	Taylor Morrison Communities, Inc. 5.125%, 8/1/2030[2,7]	93,364
365,000	Vail Resorts, Inc. 6.250%, 5/15/2025[2,7]	388,269
215,000	White Cap Buyer LLC 6.875%, 10/15/2028[2,7]	223,876
		4,365,547
	CONSUMER, NON-CYCLICAL — 0.8%
180,000	Acadia Healthcare Co., Inc. 5.000%, 4/15/2029[2,7]	189,900
500,000	Algeco Global Finance PLC 8.000%, 2/15/2023[2,4,7]	511,808
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
500,000	9.500%, 7/31/2027[2,4,7]	572,187
169,000	6.000%, 6/30/2028[2,4,7]	141,766
400,000	U.S. Renal Care, Inc. 10.625%, 7/15/2027[2,7]	438,750
		1,854,411

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY — 0.8%
$450,000	Buckeye Partners LP 4.500%, 3/1/2028[2,7]	$465,939
350,000	Genesis Energy LP / Genesis Energy Finance Corp. 7.750%, 2/1/2028[2]	325,062
300,000	Murray Energy Corp. 11.250%, 4/15/2021*,2,7,9	191
225,000	Nabors Industries, Inc. 5.750%, 2/1/2025[2]	142,172
650,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/1/2023[2]	594,344
450,000	Peabody Energy Corp. 6.375%, 3/31/2025[2,7,10]	249,750
		1,777,458
	FINANCIAL — 0.5%
155,000	AssuredPartners, Inc. 5.625%, 1/15/2029[2,7]	157,519
530,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[2,7]	558,890
165,000	Iron Mountain, Inc. 5.000%, 7/15/2028[2,7]	173,613
225,000	NFP Corp. 6.875%, 8/15/2028[2,7]	236,790
		1,126,812
	INDUSTRIAL — 1.7%
650,000	Amsted Industries, Inc. 4.625%, 5/15/2030[2,7]	682,906
500,000	Builders FirstSource, Inc. 5.000%, 3/1/2030[2,7]	535,000
300,000	FXI Holdings, Inc. 12.250%, 11/15/2026[2,7]	339,140
350,000	Plastipak Holdings, Inc. 6.250%, 10/15/2025[2,7]	358,531
550,000	PowerTeam Services LLC 9.033%, 12/4/2025[2,7]	610,500
	Trident TPI Holdings, Inc.
246,000	9.250%, 8/1/2024[2,7]	261,068
162,000	6.625%, 11/1/2025[2,7]	165,830

250,000	Triumph Group, Inc. 6.250%, 9/15/2024[2,7]	247,344

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$500,000	Weekley Homes LLC / Weekley Finance Corp. 4.875%, 9/15/2028[2,7]	$521,250
		3,721,569
	TECHNOLOGY — 0.7%
400,000	BY Crown Parent LLC 7.375%, 10/15/2024[2,7]	406,042
500,000	Diebold Nixdorf, Inc. 8.500%, 4/15/2024[2]	510,625
330,000	Dun & Bradstreet Corp. 10.250%, 2/15/2027[2,7]	369,539
230,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,7]	75,037
160,000	NCR Corp. 5.000%, 10/1/2028[2,7]	164,700
		1,525,943
	UTILITIES — 0.2%
	Talen Energy Supply LLC
350,000	6.500%, 6/1/2025[2,10]	279,127
133,000	10.500%, 1/15/2026[2,7]	122,692
		401,819
	TOTAL CORPORATE
	(Cost $18,694,942)	18,891,274

	TOTAL BONDS
	(Cost $172,026,153)	180,810,195

Number of Shares
	COMMON STOCKS — 0.5%
	BASIC MATERIALS — 0.1%
19,865	Covia Holdings Corp. *	144,021

	ENERGY — 0.4%
1,800	Chevron Corp.	153,360
2,750	Diamondback Energy, Inc.	155,898
25,000	Energy Transfer LP	156,750
3,500	Exxon Mobil Corp.	156,940
7,600	Occidental Petroleum Corp.	152,456
2,350	Phillips 66	159,330
		934,734

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 0.0%
5,787	Exela Technologies, Inc.*	$12,441

	TOTAL COMMON STOCKS
	(Cost $1,231,879)	1,091,196

	WARRANTS — 0.0%
	ENERGY — 0.0%
969	Denbury, Inc., Expiration Date: September 18, 2023*	3,934

	TOTAL WARRANTS
	(Cost $137,672)	3,934

	SHORT-TERM INVESTMENTS — 7.1%
1,070,277	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[10,11]	1,070,277
14,602,977	Federated Treasury Obligations Fund - Institutional Class, 0.01%[11]	14,602,977

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,673,254)	15,673,254

	TOTAL INVESTMENTS — 102.3%
	(Cost $218,905,482)	227,684,815
	Liabilities in Excess of Other Assets — (2.3)%
		(5,109,274)
	TOTAL NET ASSETS — 100.0%	$222,575,541

Principal Amount
	SECURITIES SOLD SHORT — (1.3)%
	BONDS — (1.3)%
	CORPORATE — (1.3)%
	COMMUNICATIONS — (0.8)%
$(900,000)	Altice France Holding S.A. 6.000%, 2/15/2028[2,4,7]	(908,420)
(900,000)	Sinclair Television Group, Inc. 5.500%, 3/1/2030[2,7]	(929,070)
		(1,837,490)
	INDUSTRIAL — (0.5)%
(1,000,000)	Mauser Packaging Solutions Holding Co. 7.250%, 4/15/2025[2,7]	(990,750)
	TOTAL CORPORATE
	(Proceeds $2,853,433)	(2,828,240)
	TOTAL BONDS
	(Proceeds $2,853,433)	(2,828,240)

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

Value
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,853,433)	$(2,828,240)

*	Non-income producing security.
1	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $173,561,672 which represents 77.98% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Security is in default.
[10]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $1,599,154, which represents 0.72% of total net assets of the Fund.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2021 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody’s/S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley HCA, Inc.		Pay	5%/Quarterly	12/20/25	$1,500,000	$(269,911)	$(695)	$(270,606)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(269,911)	$(695)	$(270,606)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at January 31, 2021.

(b)	If Palmer Square Opportunistic Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Opportunistic Income Fund is receiving a fixed rate, Palmer Square Opportunistic Income Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

SUMMARY OF INVESTMENTS

As of January 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	68.5%
Corporate	8.5%
Commercial Mortgage-Backed Securities	4.2%
Total Bonds	81.2%
Bank Loans	13.5%
Common Stocks
Energy	0.4%
Basic Materials	0.1%
Technology	0.0%
Total Common Stocks	0.5%
Warrants	0.0%
Short-Term Investments	7.1%
Total Investments	102.3%
Liabilities in Excess of Other Assets	(2.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of January 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $218,905,482)	$227,684,815
Foreign currency, at value (cost $1,330)	1,333
Cash	94,820
Cash held at broker for securities sold short and swap contracts	2,956,091
Segregated cash held by custodian for benefit of brokers	1,180,000
Receivables:
Investment securities sold	1,125,507
Fund shares sold	440,830
Interest	975,151
Prepaid expenses	27,731
Total assets	234,486,278

Liabilities:
Securities sold short, at value (proceeds $2,853,433)	2,828,240
Payables:
Investment securities purchased	8,365,253
Premiums received on open swap contracts	269,911
Unrealized depreciation on open swap contracts	695
Advisory fees	202,525
Shareholder servicing fees (Note 6)	26,264
Fund accounting and administration fees	37,920
Transfer agent fees and expenses	41,815
Custody fees	6,195
Interest on securities sold short	54,497
Auditing fees	25,064
Trustees’ fees and expenses	13,513
Legal fees	4,873
Accrued other expenses	33,972
Total liabilities	11,910,737

Net Assets	$222,575,541

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$215,688,025
Total distributable earnings	6,887,516
Net Assets	$222,575,541

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$222,575,541
Shares of beneficial interest issued and outstanding	11,910,847
Redemption price per share	$18.69

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended January 31, 2021 (Unaudited)

Investment Income:
Interest	$7,474,819
Total investment income	7,474,819

Expenses:
Advisory fees	1,067,879
Shareholder servicing fees (Note 6)	105,513
Fund accounting and administration fees	108,001
Transfer agent fees and expenses	93,833
Custody fees	11,621
Legal fees	44,498
Interest on securities sold short	36,950
Trustees’ fees and expenses	32,234
Registration fees	24,911
Shareholder reporting fees	14,137
Commitment fees (Note 11)	12,052
Insurance fees	11,870
Miscellaneous	10,495
Brokerage expense	6,346
Auditing fees	6,214
Total expenses	1,586,554
Advisory fees recovered	70,613
Net expenses	1,657,167
Net investment income	5,817,652
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,159,603
Purchased options contracts	48,369
Securities sold short	(16,843)
Swap contracts	90,600
Foreign currency transactions	(5,601)
Net realized gain	1,276,128
Net change in unrealized appreciation/depreciation on:
Investments	21,134,976
Securities sold short	35,835
Swap contracts	(695)
Foreign currency translations	(173)
Net change in unrealized appreciation/depreciation	21,169,943
Net realized and unrealized gain	22,446,071

Net Increase in Net Assets from Operations	$28,263,723

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2021 (Unaudited)	For the Year Ended July 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,817,652	$12,277,828
Net realized gain (loss) on investments, purchased options contracts, securities sold short, swaptions contracts, swap contracts and foreign currency	1,276,128	(2,370,921)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short, swaptions contracts, swap contracts, and foreign currency	21,169,943	(8,984,279)
Net increase in net assets resulting from operations	28,263,723	922,628

Distributions to Shareholders:
Total distributions to shareholders	(6,070,682)	(12,134,286)

Capital Transactions:
Net proceeds from shares sold	15,455,725	83,975,265
Reinvestment of distributions	1,787,749	3,843,109
Cost of shares redeemed	(30,395,640)	(46,667,344)
Net increase (decrease) in net assets from capital transactions	(13,152,166)	41,151,030

Total increase in net assets	9,040,875	29,939,372

Net Assets:
Beginning of period	213,534,666	183,595,294
End of period	$222,575,541	$213,534,666

Capital Share Transactions:
Shares sold	868,856	5,315,426
Shares reinvested	100,502	232,998
Shares redeemed	(1,751,209)	(2,706,676)

Net increase (decrease) in capital share transactions	(781,851)	2,841,748

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended July 31,
	January 31, 2021 (Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.82	$18.64	$19.42	$19.28	$17.76	$20.06
Income from Investment Operations:
Net investment income[1]	0.49	1.14	1.09	1.04	1.16	1.12
Net realized and unrealized gain (loss)	1.89	(1.82)	(0.66)	(0.02)	1.52	(2.29)
Total from investment operations	2.38	(0.68)	0.43	1.02	2.68	(1.17)
Less Distributions:
From net investment income	(0.51)	(1.14)	(1.01)	(0.88)	(1.17)	(1.10)
From net realized gains	—	—	(0.20)	—	—	(0.03)
Total distributions	(0.51)	(1.14)	(1.21)	(0.88)	(1.17)	(1.13)

Net increase from payments by affiliates [1]	—	—	—	—	0.01 [5]	—

Net asset value, end of period	$18.69	$16.82	$18.64	$19.42	$19.28	$17.76

Total return[2]	14.34%[6]	(3.36)%	2.36%	5.40%	15.56%[4]	(5.50)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$222,576	$213,535	$183,595	$133,596	$95,872	$70,021

Ratio of expenses to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived/recovered[3]	1.49%[7]	1.62%	1.81%	1.72%	1.80%	1.93%
After fees waived/recovered[3]	1.55%[7]	1.69%	1.85%	1.58%	1.53%	1.50%

Ratio of net investment income to average net assets (including brokerage expense, interest expense and interest on securities sold short):
Before fees waived/recovered	5.51%[7]	6.70%	5.78%	5.19%	5.89%	5.97%
After fees waived/recovered	5.45%[7]	6.63%	5.74%	5.33%	6.16%	6.40%

Portfolio turnover rate	51%[6]	153%	136%	168%	109%	74%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If brokerage expense, interest expense and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.05% for the six months ended January 31, 2021, 0.19%, 0.35%, 0.08%, 0.03% and 0.00%, for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively.
[4]	Payment from affiliates had a positive 0.04% impact to total return.
[5]	The Advisor reimbursed the Fund $32,147 for fee reimbursements for certain trades.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2021 (Unaudited)

Note 1 – Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Shares of the Fund are being offered on a continuous basis (the “Shares”). The Fund commenced operations on August 29, 2014. The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”) per Share. Subject to applicable law and approval of the Board of Trustees of the Fund (the “Board” or “Board of Trustees”), the Fund will seek to conduct such quarterly repurchase offers typically for between 5-10% of the Fund’s outstanding Shares at NAV per Share. In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund. The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Income from securitization vehicles and equity investments in the equity class securities of CLO vehicles (typically income notes or subordinated notes) is recorded using the effective interest method in accordance with the provisions of ASC 325-40, Beneficial Interests in Securitized Financial Assets, based upon a calculation of the effective yield to the expected redemption date based on an estimate of future cash flows, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The Fund monitors the expected residual payments, and the effective yield is determined and updated quarterly, or as required. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from both the tax-basis investment income and from the cash distributions actually received by the Fund during the period.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms. At January 31, 2021, such collateral is denoted in the Fund’s Statement of Assets and Liabilities. Also in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At January 31, 2021, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

(d) Mortgage-Backed Securities
The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. The Fund did not enter into any transactions in written swaptions contracts for the six months ended January 31, 2021.

(f) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market”. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2021 (Unaudited)

(h) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(i) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(j) Bank Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

(k) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the years ended July 31, 2017-2020, and as of and during the six months ended January 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Note 3 – Investment Advisory and Other Agreements

The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive or reduce its fee and/or to absorb other operating expenses to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. This agreement is in effect until December 1, 2021, and it may be terminated before that date only by the Fund’s Board of Trustees.

For the six months ended January 31, 2021, the Advisor recovered advisory fees previously waived totaling $70,613. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At January 31, 2021, the amount of these potentially recoverable expenses was $75,676. The Advisor may recapture all or a portion of this amount no later than July 31, 2021.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended January 31, 2021, are reported on the Statement of Operations.

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

The Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended January 31, 2021, the total fees reduced by earning credits were $0.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

Note 4 – Federal Income Taxes
At January 31, 2021, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$216,399,232

Gross unrealized appreciation	$11,129,316
Gross unrealized depreciation	(2,671,973)

Net unrealized appreciation on investments	$8,457,343

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,146,940
Undistributed long-term capital gains	—
Accumulated earnings	1,146,940

Accumulated capital and other losses	(3,739,046)
Unrealized depreciation on securities sold short	(10,642)
Unrealized depreciation on investments	(12,702,826)
Unrealized appreciation on foreign currency	49
Total accumulated deficit	$(15,305,525)

The tax character of distributions paid during the fiscal years ended July 31, 2020 and July 31, 2019 were as follows:

	2020	2019
Distributions paid from:
Ordinary income	$12,134,286	$9,011,994
Net long-term capital gains	—	273,995
Total taxable distributions	12,134,286	9,285,989
Total distributions paid	$12,134,286	$9,285,989

As of July 31, 2020, the Fund had a short-term capital loss carryover of $344,214 and a long-term capital loss carryforward of $3,394,832. To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, swaption contracts and swap contracts, were $98,863,817 and $110,827,328, respectively. Proceeds from securities sold short and cover short securities were $6,692,478 and $4,844,304, respectively, for the same period.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

Note 6 – Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Bank Loans	$—	$30,106,236	$—	$30,106,236
Bonds
Asset-Backed Securities	—	152,452,273	—	152,452,273
Commercial Mortgage-Backed Securities	—	9,466,648	—	9,466,648
Corporate*	—	18,891,274	—	18,891,274
Common Stocks
Basic Materials	—	144,021	—	144,021
Energy	934,734	—	—	934,734
Technology	12,441	—	—	12,441
Warrants	3,934	—	—	3,934
Short-Term Investments	15,673,254	—	—	15,673,254
Total Investments	$16,624,363	$211,060,452	$—	$227,684,815

Liabilities
Securities Sold Short
Bonds
Corporate*	$—	$2,828,240	$—	$2,828,240
Total Securities Sold Short	$—	$2,828,240	$—	$2,828,240
Other Financial Instruments***
Credit Default Swap Contracts	$—	$695	$—	$695
Total Liabilities	$—	$2,828,935	$—	$2,828,935

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments, such as futures contracts, swaptions contracts, and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of January 31, 2021 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Liabilities
Unrealized depreciation on open swap contracts	$695	$—	$—	$695
	$695	$—	$—	$695

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$—	$48,369	$—	$48,369
Swap contracts	90,600	—	—	90,600
	$90,600	$48,369	$—	$138,969

	Credit Contracts	Equity Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap contracts	$(695)	$—	$—	$(695)
	$(695)	$—	$—	$(695)

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of January 31, 2021 are as follows:

Derivatives not designated as hedging instruments
Credit contracts	Credit default swap contracts	Notional amount	$500,000

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with ISDA Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	Morgan Stanley	$695	$(695)	$—	$—

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 11 – Line of Credit

The Fund together with other funds managed by the Advisor (together “Palmer Square Funds”) has entered into a Senior Secured Revolving Credit Facility (“Facility”) of $50,000,000 with UMB Bank, n.a. The Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 10% of the adjusted net assets of the Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75% with a minimum rate of 3.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended January 31, 2021 are disclosed in the Statement of Operations. The Fund did not borrow under the line of credit agreement during the six months ended January 31, 2021.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

Note 12 – Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares. The minimum initial investment in the Fund by any investor is $100,000. However, there is no initial or subsequent investment minimums for accounts maintained by financial institutions (such as registered investment advisers and trusts) for the benefit of their clients who purchase shares through investment programs such as (1) fee-based advisory programs; (2) employee benefit plans (e.g., 401(k) or 457(b) retirement plans; (3) mutual fund platforms; and (4) consulting firms. In addition, there is no initial or subsequent investment minimum for Trustees or officers of the Fund, directors, officers and employees of Palmer Square Capital Management, LLC (the “Adviser”) or Foreside Fund Services, LLC (the “Distributor”) or any of their affiliates. Minimum investment amounts may be waived in the discretion of the Fund or the Adviser. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use commercially reasonable efforts to sell the shares.

A substantial portion of the Fund’s investments will be illiquid. For this reason, the Fund is structured as a closed-end interval fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers to repurchase at NAV outstanding shares of the Fund. The results of the repurchase offers conducted for the six months ended January 31, 2021 are as follows:

Commencement Date	Repurchase Request Deadline	Repurchase Pricing date	Net Asset Value as of Repurchase Offer Date	Shares Repurchased	Amount Repurchased	Percentage of Outstanding Shares Repurchased
July 15, 2020	August 7, 2020	August 7, 2020	$16.93	891,851.175	$15,099,040.39	7.00%
October 14, 2020	November 12, 2020	November 12, 2020	$17.80	859,392.115	$15,297,179.65	7.00%

Note 13 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of January 31, 2021 the total unfunded amount was 0.9% of the Fund’s net assets.

Palmer Square Opportunistic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

January 31, 2021 (Unaudited)

As of January 31, 2021, the Funds had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Gems Menasa Cayman Ltd.	$500,000	$501,250	$498,750	$(2,500)
Grab Holdings, Inc.	400,000	388,007	400,500	12,493
LBM Acquisition LLC	36,364	36,000	36,486	486
Life Time, Inc.	500,000	496,688	494,615	(2,073)
MoneyGram International, Inc.	498,734	503,722	499,305	(4,417)

Note 14 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 15 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At a meeting held on August 20, 2020, the Board of Trustees (the “Board”) of Palmer Square Opportunistic Income Fund (the “Trust” or the “Fund”), each member of which is not an “interested person” of the Trust (collectively, the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s financial condition, certain compliance policies and procedures, and personnel providing services to the Fund and their compensation structure; reports comparing the performance of the Fund with returns of the Barclays U.S. Aggregate Bond Index (the “Index”), a group of comparable funds selected by Broadridge Financial Solutions, Inc. (the “Peer Group”), and Morningstar, Inc.’s Nontraditional Bond universe (the “Fund Universe”) for various periods ended June 30, 2020; reports comparing the investment advisory fee and total expenses of the Fund with those of its Peer Group and Fund Universe; and information regarding the Investment Advisor’s estimated profitability from its overall relationship with the Fund. With respect to the Fund’s performance and fees, the Board noted the Investment Advisor’s view that the Fund has a unique investment strategy, which makes construction of a meaningful peer group and selection of a benchmark index challenging. The Board also noted the Investment Advisor’s view that the number of funds included in each of the Peer Group and Fund Universe was small, which could potentially limit the usefulness of the performance comparison. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board at other Board and Board committee meetings. After reviewing the materials with representatives of the Investment Advisor, the Board met separately to consider the renewal of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board considered a variety of factors, including those discussed below. In its deliberations, the Board did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of the Fund. The materials the Board reviewed indicated that the total returns of the Fund for the one-, three- and five-year periods had underperformed the Barclays U.S. Aggregate Bond Index returns. The Board noted the Investment Advisor’s explanation that the Fund’s underperformance against the Index was primarily driven by the Fund’s very low interest rate duration compared to the Index and the Fund’s allocation to collateralized loan obligations (“CLOs”), which generally underperformed most government and high quality corporate bonds that primarily make up the Index. The materials further indicated that the Fund had outperformed the Fund Universe median during the one-year period, but underperformed during the three- and five-year periods. With respect to the Peer Group, the materials indicated that the Fund outperformed the median during the one-year period and underperformed during the three-year period (the materials indicated there was no Peer Group for comparison purposes during the five-year period). The Board considered the Investment Advisor’s explanation that the Fund’s underperformance against the medians during the three- and five-year periods (as applicable) was due to the Fund’s large position in CLOs relative to peers in the first quarter of 2020, broad credit market concerns over an increased level of credit defaults resulting from issues in the energy sector from June 2015 to February 2016, and broad market sell-off during early 2016.

Palmer Square Opportunistic Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the maintenance and growth of Fund assets, the Investment Advisor’s compliance structure and compliance procedures, and the Investment Advisor’s financial condition as it relates to having adequate resources to provide quality services and support to the Fund. The Board also noted the seamless transition of Investment Advisor personnel to remote work environments, as well as the Investment Advisor’s successful establishment of long-term remote operations to service the Fund, in connection with the COVID-19 pandemic.

The Board concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that (i) the investment advisory fee was below the Fund Universe and Peer Group medians and (ii) the total expenses (both gross and net of reimbursements) paid was below the Fund Universe and Peer Group medians. The Board also noted that the Fund’s advisory fee is 0.50% lower than the advisory fee that the Investment Advisor charges for a private fund with a similar objective and policies as the Fund and 0.35%-0.50% higher than the advisory fee that the Investment Advisor charges for separately managed accounts with similar objectives and policies as the Fund. The Board observed, however, that management of a registered fund’s assets requires certain additional services, including compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s separately managed accounts. The Board also considered the Investment Advisor’s management of the Fund’s unique investment strategy and interval fund structure. The Board concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund and the Fund’s expenses were reasonable.

Profitability and Economies of Scale

The Board also considered information prepared by the Investment Advisor relating to its costs associated with providing services to, and profits with respect to, the Fund for the 12-month period ended June 30, 2020. The Board determined that the Investment Advisor’s profit with respect to the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (in addition to its receipt of investment advisory fees), including beneficial effects from the review by the Fund’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that although the Fund has no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to the Fund.

Palmer Square Opportunistic Income Fund

EXPENSE EXAMPLE

For the Six Months Ended January 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	8/1/20	1/31/21	8/1/20 – 1/31/21
Actual Performance	$1,000.00	$1,143.40	$8.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.38	$7.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

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Palmer Square Opportunistic Income Fund

Investment Advisor

Palmer Square Capital Management LLC
1900 Shawnee Mission Parkway, Suite 315
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents including prospectuses, and notice of annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those other members of your household, please call the Fund at (866) 933-9033.

Palmer Square Opportunistic Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 1. Report to Stockholders (Continued).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not have any Securities Lending Activities during the period covered by the report.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey D. Fox, President and Treasurer

Date	4/9/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffrey D. Fox
Jeffrey Fox, President and Treasurer

Date	4/9/2021